SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

5.SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

USD million	2023	2022	2021
Selling and marketing expenses	1,381.7	1,107.6	962.6
Administrative and other expenses	600.8	415.1	364.4
Total	1,982.5	1,522.7	1,327.0

The Company has reclassified certain amounts presented on the face of the consolidated statement of loss and other comprehensive income and loss for 2022 and 2021 to conform to the presentation for 2023. The line items Selling and marketing expenses and Administrative and other expenses were previously presented as separate amounts and are now combined into one line item named Selling, general and administrative expenses on the consolidated statement of loss and other comprehensive income and loss, for all periods presented. The Company elected to make this reclassification as they believe it provides a more meaningful presentation to investors of the costs by function, and improves comparability to peers.